TAXATION (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distoken Acquisition Corporation [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
China's corporate income tax standard rate	25.00%	25.00%
Youlife International Holdings Inc [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
China's corporate income tax standard rate			25.00%
Unrecognized deferred tax liability	¥ 0	¥ 0
Unrecognized uncertain tax positions	¥ 0	¥ 0	¥ 0
Youlife International Holdings Inc [Member] | HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	16.50%	16.50%
Youlife International Holdings Inc [Member] | PRC [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	25.00%	25.00%
Preferential corporate income tax rate		5.00%
Youlife International Holdings Inc [Member] | PRC [Member] | High and New Technology Enterprise [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate	15.00%	15.00%	15.00%
Youlife International Holdings Inc [Member] | PRC [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate	2.50%	2.50%	2.50%
Youlife International Holdings Inc [Member] | PRC [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate	5.00%	5.00%	10.00%